UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-22041

Gabelli 787 Fund, Inc.

(Exact name of registrant as specified in charter)

One Corporate Center

Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

Bruce N. Alpert

Gabelli Funds, LLC

One Corporate Center

Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-422-3554

Date of fiscal year end: October 31

Date of reporting period: July 31, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Gabelli Enterprise Mergers and Acquisitions Fund

Third Quarter Report

July 31, 2017

To Our Shareholders,

For the quarter ended July 31, 2017, the net asset value (“NAV”) per Class A Share of the Gabelli Enterprise Mergers and Acquisitions Fund increased 1.4% compared with an increase of 4.1% for the Standard & Poor’s (“S&P”) 500 Index. The performance of the Bank of America Merrill Lynch 3 Month U.S. Treasury Bill Index for the quarter was 0.2%. See below for additional performance information.

Enclosed is the schedule of investments as of July 31, 2017.

Comparative Results

Average Annual Returns through July 31, 2017 (a)(b) (Unaudited)
	Quarter	1 Year	5 Year	10 Year	Since Inception (2/28/01)
Class A (EMAAX)	1.38%	8.03%	6.30%	3.23%	4.61%
With sales charge (c)	(4.45)	1.82	5.05	2.62	4.23
Class AAA (EAAAX)	1.36	8.15	6.51	3.38	4.70
Class C (EMACX)	1.28	7.40	5.73	2.66	4.03
With contingent deferred sales charge (d)	0.28	6.40	5.73	2.66	4.03
Class T (EMATX)	1.45	8.11	6.32	3.24	4.61
With sales charge (e)	(1.08)	5.40	5.78	2.98	4.45
Class Y (EMAYX)	1.43	8.48	6.79	3.69	5.08
S&P 500 Index	4.14	16.04	14.78	7.74	6.38
Lipper U.S. Treasury Money Market Fund Average	0.11	0.20	0.05	0.32	1.06
Bank of America Merrill Lynch 3 Month U.S. Treasury Bill Index	0.22	0.54	0.19	0.55	1.45

In the current prospectuses dated February 28, 2017 as amended June 30, 2017, the Fund’s expense ratios are 1.52%, 1.72%, 2.27%, 1.52%, and 1.27% for the Class AAA, A, C, T and Y Shares, respectively. Class AAA and Class Y Shares have no sales charge. The maximum sales charge for Class A Shares, Class C Shares, and Class T Shares is 5.75%, 1.00%, and 2.50%, respectively.

(a)

Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price, reinvestment of distributions, and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. The Fund imposes a 2% redemption fee on shares sold or exchanged within seven days of purchase. Performance returns for periods of less than one year are not annualized. Investors should carefully consider the investment objectives, risks, sales charges, and expenses of the Fund before investing. The prospectuses contain information about these and other matters and should be read carefully before investing. To obtain a prospectus, please visit our website at www.gabelli.com. The Class A Share NAVs are used to calculate the performance for the periods prior to the issuance of Class AAA Shares on February 26, 2010 and Class T Shares on June 30, 2017. The actual performance for the Class AAA Shares and Class T Shares would have been higher due to lower expenses associated with these share classes. The S&P 500 Index is a market capitalization weighted index of 500 large capitalization stocks commonly used to represent the U.S. equity market. The Lipper U.S. Treasury Money Market Fund Average reflects the average performance of mutual funds classified in this particular category. The Bank of America Merrill Lynch 3 Month U.S. Treasury Bill Index is comprised of a single issue purchased at the beginning of the month and held for a full month. At the end of the month, that issue is sold and rolled into the outstanding Treasury Bill that matures closest to, but not beyond three months from the rebalancing date. To qualify for selection, an issue must have settled on or before the rebalancing (month end) date. Dividends are considered reinvested except for the Bank of America Merrill Lynch 3 Month U.S. Treasury Bill Index. You cannot invest directly in an index.

(b)	The Fund’s fiscal year ends October 31.

(c)	Performance results include the effect of the maximum 5.75% sales charge at the beginning of the period.

(d)	Assuming payment of the 1% maximum contingent deferred sales charge imposed on redemptions made within one year of purchase.

(e)	Performance results include the effect of the maximum 2.50% sales charge at the beginning of the period.

Gabelli Enterprise Mergers and Acquisitions Fund

Schedule of Investments — July 31, 2017 (Unaudited)

Shares		Market Value
	COMMON STOCKS — 75.2%
	Aerospace and Defense — 1.4%
10,000	Arconic Inc.	$247,900
40,000	Kaman Corp.	2,044,800

		2,292,700

	Automotive: Parts and Accessories — 1.1%
10,000	Federal-Mogul Holdings Corp.†	100,000
24,000	Haldex AB†	320,295
15,000	Mobileye NV†	949,500
7,800	Tenneco Inc.	431,340

		1,801,135

	Broadcasting — 1.0%
40,000	Tribune Media Co., Cl. A	1,686,000

	Building and Construction — 2.0%
52,000	Griffon Corp.	1,066,000
10,000	Nobility Homes Inc.	179,000
14,000	Norbord Inc.	496,892
17,000	Skyline Corp.†	126,990
11,000	Vulcan Materials Co.	1,354,320

		3,223,202

	Business Services — 2.2%
1,000	CDI Corp.†	8,250
185,000	Clear Channel Outdoor Holdings Inc., Cl. A	937,950
165,000	Gerber Scientific Inc., Escrow†	0
1,500	Global Sources Ltd.†	29,400
100,000	The Interpublic Group of Companies Inc.	2,161,000
1,111	Vectrus Inc.†	37,785
2,000	XPO Logistics Europe SA	509,624

		3,684,009

	Cable and Satellite — 4.0%
3,000	AMC Entertainment Holdings Inc., Cl. A	61,200
20,000	DISH Network Corp., Cl. A†	1,280,600
4,000	Liberty Broadband Corp., Cl. A†	395,680
5,000	Liberty Broadband Corp., Cl. C†	495,900
21,000	Liberty Global plc, Cl. A†	711,060
28,000	Liberty Global plc, Cl. C†	917,560
8,000	Liberty Global plc LiLAC, Cl. A†	205,760
10,094	Liberty Global plc LiLAC, Cl. C†	257,599
3,000	Liberty Media Corp.- Liberty Formula One, Cl. A†	101,250
3,000	Liberty Media Corp.- Liberty Formula One, Cl. C†	105,510
6,500	Liberty Media Corp.- Liberty SiriusXM, Cl. A†	299,845
6,500	Liberty Media Corp.- Liberty SiriusXM, Cl. C†	299,000
3,000	Scripps Networks Interactive Inc., Cl. A	262,230

Shares		Market Value
20,000	Shaw Communications Inc., Cl. B	$445,400
60,000	Sky plc	763,933

		6,602,527

	Communications Equipment — 1.4%
100,000	Brocade Communications Systems Inc.	1,263,000
37,000	Digi International Inc.†	386,650
3,001	exactEarth Ltd.†	2,961
4,050	Harris Corp.	463,603
6,600	Park Electrochemical Corp.	124,014

		2,240,228

	Computer Software and Services — 1.3%
15,500	Bankrate Inc.†	215,450
4,000	Dalenys†	40,533
1,000	Dell Technologies Inc., Cl. V†	64,270
30,000	FalconStor Software Inc.†	6,300
16,000	Guidance Software Inc.†	113,120
1,000	NCI Inc., Cl. A†	19,950
200	Synchronoss Technologies Inc.†	3,376
25,000	WebMD Health Corp.†	1,656,250

		2,119,249

	Consumer Products — 0.2%
100	Accell Group	3,049
100,000	Avon Products Inc.†	364,000
2,000	Bang & Olufsen A/S†	35,019

		402,068

	Consumer Services — 0.4%
9,000	Cape plc	30,993
2,000	Funespana SA†	16,928
15,000	MoneyGram International Inc.†	244,800
9,000	Rollins Inc.	390,690

		683,411

	Containers and Packaging — 0.2%
5,200	Greif Inc., Cl. A	291,668
1,000	Greif Inc., Cl. B	59,900

		351,568

	Diversified Industrial — 2.5%
2,000	Handy & Harman Ltd.†	66,200
241,642	Myers Industries Inc.	4,107,914
500	Sevcon Inc.†	10,925

		4,185,039

	Energy and Utilities — 5.0%
7,000	Alerion Cleanpower SpA	22,374
485,000	Alvopetro Energy Ltd.†	81,692
7,600	Anadarko Petroleum Corp.	347,092
4,000	Avangrid Inc.	181,680
500	Avista Corp.	26,305
10,000	Delta Natural Gas Co. Inc.	304,300
38,000	Endesa SA	900,135

See accompanying notes to schedule of investments.

Gabelli Enterprise Mergers and Acquisitions Fund

Schedule of Investments (Continued) — July 31, 2017 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Energy and Utilities (Continued)
7,500	EnerNOC Inc.†	$57,375
200	Etablissements Maurel et Prom†	829
10,000	Gas Natural Inc.	129,500
75,000	GenOn Energy Inc., Escrow†	0
255,000	Gulf Coast Ultra Deep Royalty Trust†	13,515
5,100	Hafslund ASA, Cl. A	67,781
3,081	Noble Energy Inc.	89,072
11,000	NorthWestern Corp.	635,690
3,000	Rice Energy Inc.†	83,910
10,000	Severn Trent plc	295,546
1,000	Southwest Gas Holdings Inc.	80,100
10,000	TerraForm Global Inc., Cl. A†	51,000
90,000	Westar Energy Inc.	4,567,517
1,000	WGL Holdings Inc.	85,720
33,000	Whiting Petroleum Corp.†	173,250

		8,194,383

	Entertainment — 0.7%
15,000	ClubCorp. Holdings Inc.	254,250
3,600	Discovery Communications Inc., Cl. A†	88,560
10,800	Discovery Communications Inc., Cl. C†	249,804
180,000	Dover Motorsports Inc.	369,000
8,140	Lions Gate Entertainment Corp., Cl. B†	223,931

		1,185,545

	Equipment and Supplies — 1.2%
47,300	Axis Communications AB	2,057,197

	Financial Services — 5.6%
1,400	Argo Group International Holdings Ltd.	83,930
1,000	Aspen Insurance Holdings Ltd.	48,800
135,000	Astoria Financial Corp.	2,724,300
5,000	BKF Capital Group Inc.†	43,800
2,000	Fidelity & Guaranty Life	62,300
500	First Potomac Realty Trust	5,565
7,500	Forestar Group Inc.†	128,625
318,000	Fortress Investment Group LLC, Cl. A	2,544,000
3,000	Kinnevik AB, Cl. A	102,034
27,000	Monogram Residential Trust Inc.	322,920
90,000	Navient Corp.	1,327,500
3,400	Nordnet AB, Cl. B†	16,002
500	Novae Group plc	4,654
5,601	OneBeacon Insurance Group Ltd., Cl. A	102,610
5,000	Parkway Inc.	115,050
100	Patriot National Inc.†	217
100,000	SLM Corp.†	1,108,000
1,600	SLM Solutions Group AG†	71,407
20,025	Sterling Bancorp	462,578
400	Topdanmark A/S†	13,683
100	Wolverine Bancorp Inc.	4,050

		9,292,025

Shares		Market Value
	Food and Beverage — 3.3%
4,500	Flowers Foods Inc.	$79,155
30,000	GrainCorp Ltd., Cl. A	209,520
10,000	Mondelēz International Inc., Cl. A	440,200
575,000	Parmalat SpA	2,084,251
2,000,000	Premier Foods plc†	1,035,729
4,650	Snyder’s-Lance Inc.	161,773
1,500	The Hershey Co.	157,965
30,000	Tootsie Roll Industries Inc.	1,116,000
450,000	Yashili International Holdings Ltd.†	81,234

		5,365,827

	Health Care — 15.1%
60,000	Akorn Inc.†	2,017,200
30,000	Albany Molecular Research Inc.†	652,200
60,000	Alere Inc.†	3,023,429
6,000	Allergan plc	1,513,980
30,000	AstraZeneca plc, ADR	905,400
3,200	Bio-Rad Laboratories Inc., Cl. A†	754,016
11,000	Bristol-Myers Squibb Co.	625,900
800	Chemed Corp.	158,000
3,000	Cigna Corp.	520,680
5,000	CR Bard Inc.	1,603,000
7,500	Depomed Inc.†	77,325
8,000	Exactech Inc.†	233,200
8,000	Grifols SA, ADR	167,600
1,200	Humana Inc.	277,440
5,700	ICU Medical Inc.†	979,830
10,000	Idorsia Ltd.†	187,187
3,000	Illumina Inc.†	521,550
6,000	Mylan NV†	233,940
1,000	Neuroderm Ltd.†	38,700
1,000	Nexvet Biopharma plc†	6,720
140,000	Novadaq Technologies Inc.†	1,640,800
6,000	Nutraceutical International Corp.	250,800
500	PAREXEL International Corp.†	43,760
72,031	Patheon NV†	2,518,204
3,000	Perrigo Co. plc	224,760
200	SciClone Pharmaceuticals Inc.†	2,190
6,000	Smith & Nephew plc, ADR	211,500
20,000	STADA Arzneimittel AG	1,557,876
60,000	The Spectranetics Corp.†	2,310,000
16,500	VCA Inc.†	1,527,570
3,500	VWR Corp.†	115,500

		24,900,257

See accompanying notes to schedule of investments.

Gabelli Enterprise Mergers and Acquisitions Fund

Schedule of Investments (Continued) — July 31, 2017 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Hotels and Gaming — 1.8%
20,000	Belmond Ltd., Cl. A†	$261,000
500	Churchill Downs Inc.	93,525
2,000	Eldorado Resorts Inc.†	40,800
10,000	Intrawest Resorts Holdings Inc.†	237,500
38,000	Ryman Hospitality Properties Inc.	2,378,420

		3,011,245

	Machinery — 0.9%
2,500	CIRCOR International Inc.	125,150
30,000	CNH Industrial NV	348,036
19,000	Xylem Inc.	1,077,870

		1,551,056

	Media — 6.1%
3,000	Telegraaf Media Groep NV†	21,347
70,000	Telenet Group Holding NV†	4,888,250
50,000	The E.W. Scripps Co., Cl. A†	982,500
40,000	Time Warner Inc.	4,096,800
2,000	tronc Inc.†	25,540

		10,014,437

	Metals and Mining — 0.5%
40,000	Alamos Gold Inc., Cl. A	283,600
2,222	Alcoa Corp.	80,881
17,752	AuRico Metals Inc.†	16,802
3,000	Dominion Diamond Corp.	42,240
19,000	Pan American Silver Corp.	320,032

		743,555

	Paper and Forest Products — 0.0%
17,000	Tembec Inc.†	61,905

	Retail — 2.8%
4,000	Aaron’s Inc.	185,120
34,000	Cabela’s Inc.†	1,937,320
38,000	Jimmy Choo plc†	114,564
340,000	Rite Aid Corp.†	761,600
6,000	SpartanNash Co.	166,440
29,000	Village Super Market Inc., Cl. A	717,170
6,000	West Marine Inc.	77,340
14,500	Whole Foods Market Inc.	605,520

		4,565,074

	Semiconductors — 1.0%
14,800	AIXTRON SE†	131,647
1,000	MoSys Inc.†	1,190
13,000	NXP Semiconductors NV†	1,434,290

		1,567,127

Shares		Market Value
	Specialty Chemicals — 0.8%
7,000	Ferro Corp.†	$134,680
1,500	Linde AG	287,307
4,000	Monsanto Co.	467,280
32,000	SGL Carbon SE†	403,627

		1,292,894

	Telecommunications — 5.2%
280,000	Asia Satellite Telecommunications Holdings Ltd.	286,782
46,000	Cincinnati Bell Inc.†	857,900
8,500	Hitachi Kokusai Electric Inc.	219,661
220,000	Koninklijke KPN NV	797,973
50,000	Level 3 Communications Inc.†	2,934,000
5,000	Loral Space & Communications Inc.†	232,750
1,500	Lumos Networks Corp.†	26,865
500	NeuStar Inc., Cl. A†	16,700
1,000	Rogers Communications Inc., Cl. B	52,000
11,000	ShoreTel Inc.†	81,950
2,000	Straight Path Communications Inc., Cl. B†	358,800
115,000	West Corp.	2,687,550

		8,552,931

	Transportation — 2.2%
90,000	Abertis Infraestructuras SA	1,778,180
3,000	GATX Corp.	185,490
54,000	Navistar International Corp.†	1,661,580

		3,625,250

	Wireless Communications — 5.3%
1,000	DGC One AB	30,964
46,000	Millicom International Cellular SA, SDR	2,882,905
58,000	Sprint Corp.†	462,840
9,000	Telephone & Data Systems Inc.	255,870
40,000	T-Mobile US Inc.†	2,466,400
70,000	United States Cellular Corp.†	2,651,600

		8,750,579

	TOTAL COMMON STOCKS	124,002,423

	RIGHTS — 0.2%
	Energy and Utilities — 0.1%
90,000	Dyax Corp., CVR†	99,900

	Health Care — 0.0%
20,000	Adolor Corp., CPR, expire 07/01/19†	5,200
13,000	Ambit Biosciences Corp., CVR†	7,800
5,000	American Medical Alert Corp., CPR†	50
11,000	Chelsea Therapeutics International Ltd., CVR†	0
75,000	Innocoll, CVR†	45,000
100	Omthera Pharmaceuticals Inc., CVR†	60

See accompanying notes to schedule of investments.

Gabelli Enterprise Mergers and Acquisitions Fund

Schedule of Investments (Continued) — July 31, 2017 (Unaudited)

Shares		Market Value
	RIGHTS (Continued)
	Health Care (Continued)
250,200	Synergetics USA Inc., CVR†	$25,020
156,000	Teva Pharmaceutical Industries Ltd., CCCP, expire 02/20/23†	0
7,000	Tobira Therapeutics Inc., CVR†	420

		83,550

	Media — 0.0%
40,000	Media General Inc., CVR, expire 12/31/17†	68,400

	Retail — 0.1%
220,000	Safeway Casa Ley, CVR, expire 01/30/19†	117,700
220,000	Safeway PDC, CVR, expire 01/30/18†	3,300

		121,000

	TOTAL RIGHTS	372,850

	WARRANTS — 0.0%
	Metals and Mining — 0.0%
850	Hudbay Minerals Inc., expire 07/20/18†	341

Principal Amount
	CORPORATE BONDS — 0.0%
	Health Care — 0.0%
$7,000	Constellation Health Promissory Note, PIK, 5.000%, 01/31/24	3,010

	U.S. GOVERNMENT OBLIGATIONS — 24.6%
40,648,000	U.S. Treasury Bills, 0.851% to 1.156%††, 08/03/17 to 01/11/18(a)	40,566,360

	TOTAL INVESTMENTS — 100.0% (Cost $151,637,700)	$164,944,984

	Aggregate tax cost	$153,834,018

	Gross unrealized appreciation	$21,514,105
	Gross unrealized depreciation	(10,403,139)

	Net unrealized appreciation/depreciation	$11,110,966

(a)	At July 31, 2017, $500,000 of the principal amount was pledged as collateral with Pershing.
†	Non-income producing security.
††	Represents annualized yield at date of purchase.
ADR	American Depositary Receipt
CCCP	Contingent Cash Consideration Payment
CPR	Contingent Payment Right
CVR	Contingent Value Right
PIK	Payment-in-kind
SDR	Swedish Depositary Receipt

See accompanying notes to schedule of investments.

Gabelli Enterprise Mergers and Acquisitions Fund

Notes to Schedule of Investments (Unaudited)

As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (“GAAP”) that may require the use of management estimates and assumptions in the preparation of its schedule of investments. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its schedule of investments.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Certain securities are valued principally using dealer quotations. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded. OTC futures and options on futures for which market quotations received from a pricing service or, if no quotations are available from a pricing service, by quotations obtained from one or more dealers in the instrument in question by the Adviser.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

Gabelli Enterprise Mergers and Acquisitions Fund

Notes to Schedule of Investments (Unaudited) (Continued)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of July 31, 2017 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total Market Value at 7/31/17
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Automotive: Parts and Accessories	$ 1,701,135	—	$100,000	$ 1,801,135
Business Services	3,684,009	—	0	3,684,009
Communications Equipment	2,237,267	$ 2,961	—	2,240,228
Energy and Utilities	8,194,383	—	0	8,194,383
Equipment and Supplies	—	2,057,197	—	2,057,197
Financial Services	9,232,223	43,800	16,002	9,292,025
Health Care	24,893,537	6,720	—	24,900,257
All Other Industries (a)	71,833,189	—	—	71,833,189
Total Common Stocks	121,775,743	2,110,678	116,002	124,002,423
Rights (a)	—	166,000	206,850	372,850
Warrants (a)	341	—	—	341
Corporate Bonds (a)	—	—	3,010	3,010
U.S. Government Obligations	—	40,566,360	—	40,566,360
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$121,776,084	$42,843,038	$325,862	$164,944,984

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common or preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. When fair valuing a security, factors to consider include recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not

Gabelli Enterprise Mergers and Acquisitions Fund

Notes to Schedule of Investments (Unaudited) (Continued)

apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include backtesting the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Derivative Financial Instruments. The Fund may engage in various portfolio investment strategies by investing in derivative financial instruments for the purposes of increasing the income of the Fund, hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase, or hedging against a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Investing in certain derivative financial instruments, including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.

The Fund’s derivative contracts held at July 31, 2017, if any, are not accounted for as hedging instruments under GAAP and are disclosed in the Schedule of Investments together with the related counterparty.

Swap Agreements. The Fund may enter into equity contract for difference swap transactions for the purpose of increasing the income of the Fund. The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. In an equity contract for difference swap, a set of future cash flows is exchanged between two counterparties. One of these cash flow streams will typically be based on a reference interest rate combined with the performance of a notional value of shares of a stock. The other will be based on the performance of the shares of a stock. Depending on the general state of short term interest rates and the returns on the Fund’s portfolio securities at the time an equity contract for difference swap transaction reaches its scheduled termination date, there is a risk that the Fund will not be able to obtain a replacement transaction or that the terms of the replacement will not be as favorable as on the expiring transaction.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains

Gabelli Enterprise Mergers and Acquisitions Fund

Notes to Schedule of Investments (Unaudited) (Continued)

and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Securities Sold Short. The Fund may enter into short sale transactions. Short selling involves selling securities that may or may not be owned and, at times, borrowing the same securities for delivery to the purchaser, with an obligation to replace such borrowed securities at a later date. The proceeds received from short sales are recorded as liabilities and the Fund records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of an open short position on the day of determination. The Fund records a realized gain or loss when the short position is closed out. By entering into a short sale, the Fund bears the market risk of an unfavorable change in the price of the security sold short. Dividends on short sales are recorded as an expense by the Fund on the ex-dividend date and interest expense is recorded on the accrual basis. The broker retains collateral for the value of the open positions, which is adjusted periodically as the value of the position fluctuates. At July 31, 2017, there were no short sales outstanding.

Tax Information. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.

At October 31, 2016, the Fund had net capital loss carryforwards for federal income tax purposes of $3,064,357 which are available to reduce future required distributions of net capital gains to shareholders through 2017.

GABELLI ENTERPRISE MERGERS AND

ACQUISITIONS FUND

A Portfolio of the Gabelli 787 Fund, Inc.

One Corporate Center

Rye, New York 10580-1422

t	800-GABELLI (800-422-3554)

f	914-921-5118

e	info@gabelli.com
GABELLI.COM

Net Asset Value per share available daily

by calling 800-GABELLI after 7:00 P.M.

BOARD OF DIRECTORS

Anthony J. Colavita

President,

Anthony J. Colavita, P.C.

James P. Conn

Former Managing Director and

Chief Investment Officer,

Financial Security Assurance

Holdings Ltd.

Vincent D. Enright

Former Senior Vice President and,

Chief Financial Officer, KeySpan

Corporation

Arthur V. Ferrara

Former Chairman and

Chief Executive Officer,

Guardian Life Insurance

Company of America

Kuni Nakamura

President,

Advanced Polymer, Inc.

Regina M. Pitaro

Managing Director,

GAMCO Asset Management Inc.

Salvatore M. Salibello

Senior Partner,

Bright Side Consulting

Salvatore J. Zizza

Chairman,

Zizza & Associates Corp.

OFFICERS

Bruce N. Alpert

President

Agnes Mullady

Vice President

Andrea R. Mango

Secretary

John C. Ball

Treasurer

Richard J. Walz

Chief Compliance Officer

DISTRIBUTOR

G.distributors, LLC

CUSTODIAN, TRANSFER

AGENT, AND DIVIDEND

DISBURSING AGENT

State Street Bank and Trust

Company

LEGAL COUNSEL

Paul Hastings LLP

This report is submitted for the general information of the shareholders of the Gabelli Enterprise Mergers and Acquisitions Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB208Q317QR

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Gabelli 787 Fund, Inc.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	9/11/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	9/11/2017

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Financial Officer and Treasurer

Date	9/11/2017

*	Print the name and title of each signing officer under his or her signature.